STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,065,391)	$ (987,851)	$ (4,409,797)	$ (3,912,326)
Adjustment to reconcile net loss to net cash used in operating activities
Warrants issued for services	27,673	30,525	148,681	135,851
Stock options issued for services	143,272	190,634	824,726	674,897
Common stock issued for services and fees	21,250	2,743	41,362	212,156
Depreciation and amortization of patents	40,461	33,924	151,183	126,773
(Increase) decrease in assets
Prepaid expenses and other current assets	14,021	19,354	3,977	(42,229)
Increase (decrease) in liabilities
Accounts payable	70,257	130,006	112,755	(30,974)
Accounts payable and accrued expenses-related parties	16,008	18,235	(38,494)	(6,789)
Accrued expenses	32,950	42,220	25,404	4,611
Net cash used in operating activities	(699,499)	(520,210)	(3,140,203)	(2,838,030)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(3,927)	(28,748)	(81,350)	(69,875)
Purchase of property and equipment	(123,665)	(58,059)	(213,189)	(109,278)
Net cash used in investing activities	$ (127,592)	(86,807)	(294,539)	$ (179,153)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement			3,140,000
Issuance of common stock, exercise of options and warrants		88,750	153,830	$ 72,508
Issuance of common stock, institutional investor		177,660	1,036,148	2,278,500
Net cash provided by financing activities		266,410	4,329,978	2,351,008
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ (827,091)	(340,607)	895,236	(666,175)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	3,165,940	2,270,704	2,270,704	2,936,879
CASH AND CASH EQUIVALENTS - END OF PERIOD	$ 2,338,849	$ 1,930,097	$ 3,165,940	$ 2,270,704